Putnam Mortgage Opportunities Fund
The fund's portfolio
8/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (98.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 9/1/54	$13,000,000	$13,087,277
4.50%, TBA, 9/1/54	8,000,000	7,837,812
4.00%, TBA, 9/1/54	6,000,000	5,736,299

		26,661,388
U.S. Government Agency Mortgage Obligations (93.9%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 9/1/54	32,000,000	32,954,227
6.00%, TBA, 9/1/54	204,000,000	207,776,532
5.50%, TBA, 9/1/54	229,000,000	230,590,721
5.00%, TBA, 9/1/54	76,000,000	75,464,834
4.50%, TBA, 9/1/54	1,000,000	972,898
3.50%, TBA, 9/1/54	1,000,000	920,736
3.00%, TBA, 9/1/54	4,000,000	3,549,143
2.50%, TBA, 9/1/54	16,000,000	13,646,576

		565,875,667

Total U.S. government and agency mortgage obligations (cost $591,145,879)		$592,537,055

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.75%, 11/15/43(i)	$120,000	$112,245

Total U.S. treasury obligations (cost $112,245)		$112,245

MORTGAGE-BACKED SECURITIES (79.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (33.4%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	$2,514,749	$583,233
REMICs Ser. 5125, Class IL, IO, 4.50%, 11/15/47	19,374,293	4,267,002
REMICs Ser. 4949, IO, 4.00%, 1/25/50	11,505,008	2,659,598
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	366,389	77,153
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	148,650	22,044
REMICs Ser. 5065, Class MI, IO, 3.50%, 1/25/51	3,141,621	578,434
REMICs Ser. 5018, IO, 3.50%, 10/25/50	10,229,757	1,920,722
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	4,629,196	490,168
REMICs Ser. 5274, IO, 2.50%, 1/25/51	13,792,906	2,333,756
REMICs Ser. 5034, Class IJ, IO, 2.50%, 11/25/50	12,554,783	2,155,350
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.632%, 8/15/56	6,518,913	971,938
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.587%, 6/25/50	1,981,688	246,046
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.587%, 9/25/49	1,639,273	172,281
REMICs IFB Ser. 4631, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.532%, 11/15/46	26,095,644	3,242,525
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	37,010	5,878
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	182,101	39,311
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	3,178,688	774,278
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,246,911	547,690
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	2,348,298	506,584
REMICs Ser. 20-98, Class OI, IO, 4.50%, 1/25/51	9,292,325	2,146,960
REMICs Ser. 20-50, IO, 4.50%, 3/25/50	6,059,881	1,516,971
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	1,877,998	382,676
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	5,084,286	877,266
REMICs Ser. 21-8, Class ID, IO, 3.50%, 3/25/51	7,002,514	1,506,781
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	2,747,233	516,111
REMICs Ser. 21-25, Class HI, IO, 3.50%, 7/25/50	5,895,808	955,591
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	8,290,521	1,534,569
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	13,951,745	2,100,707
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,287,667	559,009
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	10,441,183	1,727,870
IFB Ser. 23-58, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.551%, 12/25/53	68,318,975	5,205,052
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.587%, 10/25/49	9,273,079	1,117,799
REMICs IFB Ser. 23-57, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.537%, 10/25/49 (-1 x US 30 Day Average SOFR)	32,071,981	3,428,899
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.537%, 8/25/46	3,166,100	393,764
REMICs IFB Ser. 22-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.40%), 0.051%, 7/25/52	15,306,148	1,379,438
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	23,487	3,660
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	5,071,619	979,480
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	8,525,719	1,688,759
Ser. 21-59, Class IK, IO, 5.00%, 4/20/51	6,314,671	1,146,728
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	261,274	61,055
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	354,887	66,696
Ser. 14-132, IO, 5.00%, 9/20/44	590,312	124,653
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	385,846	83,325
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	41,062	8,866
Ser. 15-79, Class GI, IO, 4.50%, 1/20/52	5,183,012	1,071,874
Ser. 21-209, Class TG, IO, 4.50%, 11/20/51	6,894,384	1,435,991
Ser. 22-160, Class IB, 4.50%, 2/20/50	18,408,384	3,619,357
Ser. 22-139, IO, 4.50%, 9/20/49	7,247,374	1,399,061
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	8,203,103	1,851,216
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	130,959	25,220
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	82,385	14,155
Ser. 21-162, Class IO, IO, 4.00%, 9/20/51	3,376,328	597,635
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	4,344,967	866,479
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	25,655	5,224
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	63,204	11,794
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	19,944	2,514
Ser. 21-214, Class DI, IO, 3.50%, 12/20/51	8,853,328	1,482,191
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	18,750,216	2,448,763
Ser. 21-176, Class IA, IO, 3.50%, 10/20/51	13,693,675	2,420,302
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	19,612,256	2,919,488
Ser. 21-91, Class AI, IO, 3.50%, 5/20/51	18,602,042	3,477,529
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,245,283	412,523
Ser. 20-32, Class IM, IO, 3.50%, 3/16/50	10,741,484	1,959,962
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	268,974	40,007
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	14,750	1,815
Ser. 13-14, IO, 3.50%, 12/20/42	18,632	2,344
Ser. 22-12, Class JI, IO, 3.00%, 1/20/52	15,682,272	1,981,447
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	11,123,732	2,107,295
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	2,887,303	457,693
Ser. 21-146, Class QI, IO, 3.00%, 8/20/51	15,750,144	2,450,381
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	2,154,205	355,887
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	16,190,650	2,180,358
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	16,027,594	2,257,935
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	4,231,769	595,126
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	13,749,501	1,850,820
Ser. 16-H18, Class QI, IO, 2.315%, 6/20/66(WAC)	776,080	47,571
Ser. 15-H16, Class DI, IO, 2.294%, 7/20/65(WAC)	1,972,598	127,651
Ser. 16-H15, Class AI, IO, 2.278%, 7/20/66(WAC)	6,393,286	299,628
Ser. 16-H24, IO, 2.148%, 9/20/66(WAC)	190,132	13,055
Ser. 17-H19, Class MI, IO, 2.107%, 4/20/67(WAC)	1,838,150	84,706
FRB Ser. 15-H16, Class XI, IO, 2.021%, 7/20/65(WAC)	4,173,611	229,281
Ser. 15-H25, Class EI, IO, 1.877%, 10/20/65(WAC)	63,331	1,963
Ser. 15-H20, Class AI, IO, 1.841%, 8/20/65(WAC)	72,351	1,932
Ser. 15-H10, Class CI, IO, 1.815%, 4/20/65(WAC)	79,219	2,216
Ser. 17-H11, Class DI, IO, 1.781%, 5/20/67(WAC)	162,023	8,263
Ser. 15-H23, Class BI, IO, 1.757%, 9/20/65(WAC)	46,967	1,120
Ser. 15-H26, Class EI, IO, 1.741%, 10/20/65(WAC)	82,903	3,167
Ser. 16-H24, Class HI, IO, 1.732%, 9/20/66(WAC)	8,910,440	562,222
Ser. 16-H24, Class CI, IO, 1.672%, 10/20/66(WAC)	2,226,502	50,419
Ser. 15-H13, Class AI, IO, 1.651%, 6/20/65(WAC)	121,446	5,638
IFB Ser. 24-19, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.647%, 2/20/54 (-1 x US 30 Day Average SOFR)	50,266,511	3,438,948
IFB Ser. 24-4, Class SW, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.647%, 1/20/54	29,133,655	1,935,424
IFB Ser. 23-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.647%, 2/20/53	22,596,690	1,831,206
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.647%, 2/20/53	32,980,746	2,047,718
Ser. 15-H25, Class AI, IO, 1.607%, 9/20/65(WAC)	116,106	2,293
IFB Ser. 24-4, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.597%, 1/20/54 (-1 x US 30 Day Average SOFR)	24,646,020	2,220,404
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.597%, 1/20/54	41,473,090	2,874,815
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.597%, 11/20/53 (-1 x US 30 Day Average SOFR)	24,631,937	1,560,014
Ser. 17-H04, Class BI, IO, 1.449%, 2/20/67(WAC)	2,257,843	97,144
Ser. 16-H11, Class KI, IO, 1.44%, 5/20/66(WAC)	56,623,622	2,073,387
Ser. 17-H06, Class BI, IO, 1.404%, 2/20/67(WAC)	557,007	19,032
Ser. 17-H08, Class NI, IO, 1.38%, 3/20/67(WAC)	233,961	8,217
Ser. 15-H20, Class CI, IO, 1.323%, 8/20/65(WAC)	1,024,966	52,106
Ser. 22-H09, Class GI, IO, 1.316%, 4/20/72(WAC)	21,978,777	1,216,921
Ser. 22-H01, Class EI, IO, 1.301%, 1/20/72(WAC)	5,154,895	281,942
IFB Ser. 24-44, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.65%), 1.297%, 3/20/54 (-1 x US 30 Day Average SOFR)	12,898,542	1,181,972
Ser. 16-H09, Class BI, IO, 1.29%, 4/20/66(WAC)	3,420,128	149,661
Ser. 18-H20, Class BI, IO, 1.284%, 6/20/68(WAC)	4,784,930	229,672
Ser. 19-H02, Class DI, IO, 1.252%, 11/20/68(WAC)	14,092,648	721,924
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.25%, 12/20/43	571,981	73,466
Ser. 17-H06, Class MI, IO, 1.239%, 2/20/67(WAC)	734,785	30,372
Ser. 19-H12, Class GI, IO, 1.23%, 7/20/69(WAC)	8,555,450	419,482
Ser. 20-H04, Class AI, IO, 1.228%, 2/20/70(WAC)	7,497,318	393,129
Ser. 18-H05, Class BI, IO, 1.225%, 2/20/68(WAC)	1,003,409	49,195
Ser. 17-H09, IO, 1.223%, 4/20/67(WAC)	254,868	7,821
Ser. 17-H16, Class JI, IO, 1.216%, 8/20/67(WAC)	311,092	14,349
Ser. 22-H09, Class IG, IO, 1.172%, 4/20/72(WAC)	17,049,431	845,515
Ser. 16-H23, Class NI, IO, 1.151%, 10/20/66(WAC)	108,108	4,685
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.15%, 4/20/38	25,876	3,485
Ser. 19-H14, Class IB, IO, 1.122%, 8/20/69(WAC)	193,170	9,332
Ser. 17-H10, Class MI, IO, 1.113%, 4/20/67(WAC)	2,656,660	77,750
IFB Ser. 23-149, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.097%, 9/20/63	35,515,941	1,526,582
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.097%, 2/20/53	14,328,387	1,087,449
Ser. 19-H07, Class EI, IO, 1.088%, 3/20/69(WAC)	17,027,983	816,373
FRB Ser. 16-H19, Class AI, IO, 1.069%, 9/20/66(WAC)	3,297,227	153,552
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.047%, 1/20/54	37,793,494	2,352,464
IFB Ser. 23-183, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.047%, 12/20/53	14,376,226	785,035
Ser. 17-H02, Class BI, IO, 1.032%, 1/20/67(WAC)	1,302,989	49,382
Ser. 18-H01, Class AI, IO, 0.947%, 1/20/68(WAC)	7,633,825	384,775
IFB Ser. 23-152, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 0.947%, 10/20/53	31,771,847	2,149,944
IFB Ser. 23-40, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 0.947%, 3/20/53	17,908,859	898,634
Ser. 15-H10, Class HI, IO, 0.945%, 4/20/65(WAC)	70,645	3,061
IFB Ser. 23-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.27%), 0.917%, 3/20/53	50,850,396	2,315,096
IFB Ser. 21-96, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.24%), 0.90%, 6/20/51	1,930,296	285,956
IFB Ser. 23-24, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.897%, 2/20/53	14,728,864	969,759
IFB Ser. 23-13, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.897%, 1/20/53	33,269,845	2,231,615
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.897%, 1/20/53	21,212,542	1,422,655
IFB Ser. 23-14, Class BS, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.897%, 1/20/53 (-1 x US 30 Day Average SOFR)	26,549,332	1,748,218
IFB Ser. 23-147, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.897%, 4/20/51	21,203,388	2,765,225
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.85%, 6/20/51	9,852,564	1,462,948
IFB Ser. 21-49, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.85%, 3/20/51	2,578,477	386,468
IFB Ser. 21-57, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.85%, 3/20/51	9,237,183	1,332,697
IFB Ser. 21-1, Class ST, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.85%, 1/20/51	13,728,266	2,142,021
IFB Ser. 20-167, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.85%, 11/20/50	14,239,361	2,309,884
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.85%, 8/20/50	6,985,772	1,069,145
IFB Ser. 23-35, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.20%), 0.847%, 2/20/53 ((-1 x US 30 Day Average SOFR))	16,998,217	1,133,404
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.807%, 4/20/53	33,002,856	2,163,407
IFB Ser. 10-26, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 0.80%, 2/20/40	17,706,877	2,104,230
IFB Ser. 22-90, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.15%), 0.797%, 5/20/52	12,977,101	996,857
Ser. 19-H15, Class IH, IO, 0.766%, 9/20/69(WAC)	10,964,899	462,083
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.747%, 9/16/44	2,229,660	319,502
IFB Ser. 23-114, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 0.697%, 8/20/53	43,613,350	2,709,671
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 9/16/43	3,465,946	348,775
Ser. 16-H27, Class EI, IO, 0.67%, 12/20/66(WAC)	15,958,895	569,988
IFB Ser. 22-179, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.65%, 11/20/49	12,249,672	1,380,986
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.65%, 8/20/49	2,363,091	294,647
IFB Ser. 20-77, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.65%, 5/20/49	14,669,482	1,788,720
IFB Ser. 23-101, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.647%, 7/20/53 (-1 x US 30 Day Average SOFR)	26,005,625	1,836,746
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.647%, 7/20/53	54,886,990	3,293,044
IFB Ser. 23-82, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.647%, 6/20/53 (-1 x US 30 Day Average SOFR)	23,223,429	1,260,974
IFB Ser. 20-189, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.60%, 12/20/49	16,121,107	1,873,197
IFB Ser. 19-103, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.60%, 8/20/49	12,857,360	1,505,007
IFB Ser. 19-98, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.60%, 8/20/49	1,491,119	199,983
((-1 x US 30 Day Average SOFR) + 5.95%), 0.597%, 7/20/53	42,927,225	1,730,813
((-1 x US 30 Day Average SOFR) + 5.93%), 0.577%, 6/20/53	21,184,527	1,571,184
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.55%, 10/20/49	3,158,016	381,059
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.55%, 5/20/44	3,286,774	341,221
IFB Ser. 23-114, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 0.497%, 8/20/53	42,372,202	2,347,149
Ser. 15-H26, Class DI, IO, 0.447%, 10/20/65(WAC)	50,853	2,405
IFB Ser. 24-97, Class S, ((-1 x US 30 Day Average SOFR) + 5.80%), 0.447%, 6/20/54	53,416,164	3,312,838
IFB Ser. 22-45, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 0.447%, 5/20/50	35,682,485	3,307,727
IFB Ser. 24-30, Class EI, ((-1 x US 30 Day Average SOFR) + 5.77%), 0.417%, 2/20/54	59,447,036	4,078,251
Ser. 15-H25, Class CI, IO, 0.412%, 10/20/65(WAC)	49,596	1,957
IFB Ser. 23-20, Class PS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 0.397%, 2/20/53	67,441,199	2,593,134
Ser. 16-H04, Class KI, IO, 0.356%, 2/20/66(WAC)	10,993,291	246,360
IFB Ser. 24-4, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 0.347%, 1/20/54 (-1 x US 30 Day Average SOFR)	26,405,028	1,422,510
IFB Ser. 23-40, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 0.347%, 3/20/53	18,457,713	683,317
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.247%, 3/20/53	33,064,643	1,174,783
IFB Ser. 22-63, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.247%, 11/20/46	4,050,520	335,026
Ser. 15-H04, Class AI, IO, 0.237%, 12/20/64(WAC)	1,627,115	52,574
IFB Ser. 23-166, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.50%), 0.147%, 11/20/53 (-1 x US 30 Day Average SOFR)	41,424,717	928,767
IFB Ser. 23-76, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.50%), 0.147%, 5/20/53	69,915,347	2,328,454
Ser. 14-H21, Class AI, IO, 0.14%, 10/20/64(WAC)	644,333	24,777
FRB Ser. 23-149, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 5.45%), 0.097%, 10/20/53 (-1 x US 30 Day Average SOFR)	48,804,087	1,804,268
FRB Ser. 21-H08, IO, zero %, 1/20/71(WAC)	24,753,148	1,068,222

		201,346,230
Commercial mortgage-backed securities (19.0%)
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.389%, 12/15/53(WAC)	18,018,415	1,066,692
FRB Ser. 20-BN26, Class XA, IO, 1.32%, 3/15/63(WAC)	14,422,605	710,948
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	609,000	428,454
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	1,010,000	674,318
Ser. 19-C4, Class E, 3.25%, 8/15/52	793,000	360,586
FRB Ser. 19-C5, Class F, 2.702%, 11/15/52(WAC)	1,261,000	782,566
Ser. 19-C5, Class E, 2.50%, 11/15/52	867,000	626,892
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.526%, 11/16/38 (Cayman Islands)	935,096	931,743
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.317%, 1/15/51(WAC)	712,000	593,796
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.166%, 4/10/51(WAC)	1,753,000	985,061
Ser. 19-B11, Class D, 3.00%, 5/15/52	963,000	539,966
Ser. 18-B1, Class D, 2.75%, 1/15/51	2,021,000	1,145,376
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,295,000	931,244
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	580,000	300,440
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.811%, 1/15/53(WAC)	12,938,769	350,985
Cantor Commercial Real Estate Lending 144A Ser. 19-CF2, Class D, 2.50%, 11/15/52	313,000	237,550
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.688%, 2/10/50(WAC)	615,000	252,169
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	888,000	535,914
Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	1,620,000	1,477,807
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	889,000	302,311
Ser. 19-CD8, Class D, 3.00%, 8/15/57	507,000	311,874
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	1,000,000	894,313
FRB Ser. 15-GC27, Class C, 4.563%, 2/10/48(WAC)	989,000	952,585
FRB Ser. 17-P7, Class C, 4.539%, 4/14/50(WAC)	373,000	339,187
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	725,000	684,402
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	1,167,510	1,134,856
Ser. 16-P3, Class B, 4.271%, 4/15/49(WAC)	1,630,000	1,501,669
FRB Ser. 15-GC31, Class D, 4.167%, 6/10/48(WAC)	1,541,000	329,300
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.245%, 11/10/46(WAC)	519,474	475,594
FRB Ser. 12-GC8, Class C, 5.107%, 9/10/45(WAC)	627,421	570,875
FRB Ser. 15-GC27, Class D, 4.563%, 2/10/48(WAC)	631,000	570,063
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	183,335
Ser. 15-P1, Class D, 3.225%, 9/15/48	611,000	548,115
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,555,000	1,096,035
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46(WAC)	354,830	334,959
FRB Ser. 14-CR16, Class C, 4.95%, 4/10/47(WAC)	1,226,000	1,143,839
FRB Ser. 14-CR17, Class C, 4.82%, 5/10/47(WAC)	1,917,500	1,735,338
FRB Ser. 14-UBS4, Class C, 4.797%, 8/10/47(WAC)	324,000	238,299
FRB Ser. 14-UBS3, Class C, 4.72%, 6/10/47(WAC)	301,000	215,425
FRB Ser. 14-UBS6, Class C, 4.529%, 12/10/47(WAC)	334,000	302,826
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	634,000	632,227
Ser. 14-CR17, Class B, 4.377%, 5/10/47	504,159	485,757
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,462,322	1,337,659
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	1,561,000	1,530,997
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	1,263,000	1,195,842
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	1,648,000	1,554,847
FRB Ser. 14-CR14, Class C, 3.796%, 2/10/47(WAC)	650,000	602,826
FRB Ser. 15-CR26, Class D, 3.612%, 10/10/48(WAC)	875,000	654,970
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.571%, 8/10/46(WAC)	278,000	237,274
FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46(WAC)	2,060,000	1,336,631
FRB Ser. 14-CR17, Class D, 4.884%, 5/10/47(WAC)	1,247,000	980,217
FRB Ser. 14-CR17, Class E, 4.884%, 5/10/47(WAC)	804,000	448,230
FRB Ser. 14-CR19, Class D, 4.732%, 8/10/47(WAC)	418,429	390,918
FRB Ser. 13-CR7, Class D, 4.384%, 3/10/46(WAC)	964,959	887,401
FRB Ser. 15-LC19, Class E, 4.379%, 2/10/48(WAC)	1,070,000	821,197
FRB Ser. 14-CR15, Class D, 4.079%, 2/10/47(WAC)	923,000	835,230
FRB Ser. 14-CR14, Class D, 3.796%, 2/10/47(WAC)	1,479,000	1,216,256
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,145,000	1,304,382
Ser. 13-LC6, Class E, 3.50%, 1/10/46	460,000	403,190
Ser. 17-COR2, Class D, 3.00%, 9/10/50	1,656,000	1,342,440
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,769,000	1,585,408
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.493%, 8/15/48(WAC)	1,277,000	1,054,475
FRB Ser. 15-C2, Class C, 4.311%, 6/15/57(WAC)	1,299,000	1,122,363
FRB Ser. 15-C2, Class D, 4.311%, 6/15/57(WAC)	1,355,000	994,395
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	594,000	275,216
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 9.099%, 1/25/51	1,350,000	1,373,101
Federal Home Loan Mortgage Corporation 144A
Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.349%, 11/25/51	2,059,000	2,016,402
FRB Ser. 21-MN1, Class M1, 7.349%, 1/25/51	1,018,653	1,014,001
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	16,722,587	842,760
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	471,000	428,463
GS Mortgage Securities Trust Ser. 14-GC22, Class AS, 4.113%, 6/10/47	3,153,000	2,826,433
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.573%, 8/10/43(WAC)	397,000	375,036
FRB Ser. 14-GC24, Class D, 4.622%, 9/10/47(WAC)	2,089,000	951,489
FRB Ser. 13-GC13, Class D, 3.997%, 7/10/46(WAC)	739,000	462,031
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	3,043,000	1,214,252
Ser. 19-GC38, Class D, 3.00%, 2/10/52	439,000	335,964
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.645%, 9/15/47(WAC)	399,000	373,155
FRB Ser. 14-C22, Class C, 4.645%, 9/15/47(WAC)	354,000	311,492
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.686%, 2/15/47(WAC)	1,135,000	944,387
FRB Ser. 14-C23, Class D, 4.195%, 9/15/47(WAC)	1,500,000	1,301,573
FRB Ser. 14-C25, Class D, 4.123%, 11/15/47(WAC)	1,390,000	678,556
FRB Ser. 13-C12, Class E, 4.07%, 7/15/45(WAC)	625,000	415,625
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	33,349
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.494%, 9/15/50(WAC)	388,000	221,584
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	367,463
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.476%, 6/15/49(WAC)	1,101,000	469,832
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.518%, 4/15/46(WAC)	740,000	335,782
FRB Ser. 13-C10, Class C, 4.21%, 12/15/47(WAC)	561,487	522,380
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.709%, 2/15/46(WAC)	450,000	343,125
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	643,000	127,441
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	74,221
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	1,204,000	1,156,756
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.668%, 10/15/48(WAC)	1,646,000	1,472,034
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	917,499	834,827
FRB Ser. 15-C22, Class C, 4.338%, 4/15/48(WAC)	1,125,000	987,917
FRB Ser. 17-C34, Class C, 4.31%, 11/15/52(WAC)	691,000	565,115
FRB Ser. 15-C23, Class B, 4.275%, 7/15/50(WAC)	967,000	937,103
FRB Ser. 13-C10, Class B, 4.116%, 7/15/46(WAC)	1,362,200	1,246,737
Ser. 14-C19, Class C, 4.00%, 12/15/47	787,000	749,233
FRB Ser. 13-C9, Class C, 3.849%, 5/15/46(WAC)	269,000	239,612
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	787,805	732,166
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.964%, 10/15/46(WAC)	1,139,000	1,005,096
FRB Ser. 13-C12, Class E, 4.964%, 10/15/46(WAC)	405,000	299,675
FRB Ser. 12-C6, Class E, 4.505%, 11/15/45(WAC)	1,303,000	389,947
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,441,000	83,233
FRB Ser. 15-C24, Class E, 4.465%, 5/15/48(WAC)	677,000	583,942
FRB Ser. 15-C23, Class D, 4.275%, 7/15/50(WAC)	1,242,000	1,159,944
FRB Ser. 13-C10, Class F, 4.116%, 7/15/46(WAC)	1,286,000	86,446
FRB Ser. 13-C9, Class D, 3.937%, 5/15/46(WAC)	881,000	755,458
FRB Ser. 13-C9, Class G, 3.937%, 5/15/46(WAC)	1,500,000	705,000
Ser. 14-C19, Class D, 3.25%, 12/15/47	574,000	461,241
Ser. 17-C34, Class D, 2.70%, 11/15/52	663,000	398,774
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	24,032	20,573
FRB Ser. 18-H3, Class C, 5.011%, 7/15/51(WAC)	1,174,000	1,076,812
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	2,528,000	2,311,623
FRB Ser. 16-UB12, Class C, 4.262%, 12/15/49(WAC)	498,000	356,971
FRB Ser. 15-MS1, Class C, 4.157%, 5/15/48(WAC)	1,270,000	1,122,438
FRB Ser. 16-BNK2, Class C, 4.009%, 11/15/49(WAC)	571,000	429,595
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	621,531	580,665
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	392,000	218,187
FRB Ser. 11-C3, Class G, 5.108%, 7/15/49(WAC)	753,000	646,411
Ser. 18-L1, Class D, 3.00%, 10/15/51	2,079,000	1,654,459
PFP, Ltd. 144A
FRB Ser. 23-10, Class AS, 8.366%, 9/16/38 (Bermuda)	593,000	596,643
FRB Ser. 22-9, Class AS, 8.122%, 8/19/35 (Bermuda)	768,000	770,690
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.09%, 5/19/38 (Bermuda)	805,801	808,533
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 5.044%, 6/15/51(WAC)	641,000	542,750
FRB Ser. 17-C3, Class C, 4.529%, 8/15/50(WAC)	1,552,000	1,376,464
UBS Commercial Mortgage Trust 144A
FRB Ser. 17-C1, Class D, 5.02%, 6/15/50(WAC)	1,223,000	875,657
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	503,044	466,114
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	2,195,000	1,199,149
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.141%, 1/15/59(WAC)	371,000	291,920
FRB Ser. 15-C31, Class C, 4.746%, 11/15/48(WAC)	711,000	670,531
FRB Ser. 15-SG1, Class B, 4.60%, 9/15/48(WAC)	980,000	906,406
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	1,670,000	1,483,872
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,322,000	1,110,873
2.498%, 6/15/53	706,212	668,010
FRB Ser. 19-C52, Class XA, IO, 1.705%, 8/15/52(WAC)	17,492,550	1,033,318
FRB Ser. 21-C59, Class XA, IO, 1.641%, 4/15/54(WAC)	23,617,046	1,662,139
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.746%, 11/15/48(WAC)	783,000	541,744
FRB Ser. 15-C30, Class D, 4.642%, 9/15/58(WAC)	1,040,000	916,822
FRB Ser. 13-LC12, Class D, 4.083%, 7/15/46(WAC)	381,000	139,065
Ser. 14-LC16, Class D, 3.938%, 8/15/50	237,760	30,008
Ser. 17-RB1, Class D, 3.401%, 3/15/50	1,618,000	962,200
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,519,000	1,263,132
Ser. 19-C50, Class D, 3.00%, 5/15/52	437,000	327,494
Ser. 20-C55, Class D, 2.50%, 2/15/53	919,000	615,541
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	816,000	752,880
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.555%, 6/15/44(WAC)	806,022	660,535
FRB Ser. 13-C15, Class D, 4.327%, 8/15/46(WAC)	1,324,000	555,286
FRB Ser. 13-C11, Class D, 4.197%, 3/15/45(WAC)	1,510,000	1,221,908

		114,105,626
Residential mortgage-backed securities (non-agency) (27.1%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A2, stepped-coupon 7.826%, (8.826%, 10/1/27), 9/25/68(STP)	2,985,809	3,078,907
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	2,340,437	2,384,987
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	2,186,070	2,209,965
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,223,433	1,233,977
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.582%, 5/25/47	1,402,419	796,375
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	397,679
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.892%, 1/25/36	85,907	78,012
FRB Ser. 05-8, Class 21A1, 5.641%, 10/25/35(WAC)	250,544	211,756
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.852%, 9/25/46	1,817,177	1,648,192
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	1,400,545	1,414,208
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	4,160,477	4,200,258
Cascade Funding Mortgage Trust, LLC 144A FRB Ser. 24-HB13, Class M1, 3.00%, 5/25/34(WAC)	3,750,000	3,471,471
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.572%, 11/25/47	760,709	660,164
CIM Trust 144A FRB Ser. 24-R1, Class A1, 4.75%, 6/25/64(WAC)	781,313	770,177
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.742%, 3/25/37	152,630	128,227
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.662%, 9/25/35	581,724	513,275
Ser. 06-43CB, Class 1A10, 6.00%, 2/25/37	3,471,672	1,896,348
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.772%, 8/25/46	184,391	160,873
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.772%, 8/25/46	203,073	173,839
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.63%, 2/20/47	1,054,484	838,334
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (CME Term SOFR 1 Month + 0.51%), 5.792%, 4/25/46	28,157	23,768
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65(WAC)	392,000	372,977
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147%, (7.147%, 6/1/28), 7/25/69(STP)	4,355,100	4,418,458
CSMC Mortgaged-Backed Trust FRB Ser. 07-1, Class 1A3, 5.989%, 2/25/37(WAC)	5,548,081	1,291,017
CSMC Trust 144A Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	325,240	323,082
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	1,986,934	1,711,327
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.963%, 5/25/28	247,597	259,148
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B2, (US 30 Day Average SOFR + 10.00%), 15.463%, 7/25/29	517,881	584,298
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.463%, 7/25/28	245,631	271,227
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.813%, 4/25/28	293,894	314,931
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.263%, 3/25/28	368,305	383,436
Seasoned Credit Risk Transfer Trust Ser. 18-1, Class M, 4.75%, 5/25/57(WAC)	732,672	713,460
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.713%, 2/25/49	2,642,000	3,332,147
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.463%, 10/25/48	3,028,000	3,819,521
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.349%, 3/25/42	2,600,000	3,026,834
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.213%, 1/25/49	439,000	557,696
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.963%, 3/25/49	755,000	910,063
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.813%, 6/25/50	750,000	973,654
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.813%, 1/25/48	3,900,000	4,653,229
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.213%, 9/25/48	1,318,000	1,537,198
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.063%, 3/25/50	3,000,000	3,601,422
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B2, (US 30 Day Average SOFR + 7.61%), 12.963%, 9/25/49	1,000,000	1,135,760
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M2, (US 30 Day Average SOFR + 6.75%), 12.099%, 6/25/42	1,471,000	1,666,553
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.599%, 10/25/33	2,879,000	3,417,299
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.713%, 9/25/50	331,116	377,335
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M2, (US 30 Day Average SOFR + 5.35%), 10.699%, 8/25/42	3,160,000	3,454,456
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.599%, 3/25/42	2,759,000	2,990,958
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class B2, (US 30 Day Average SOFR + 5.21%), 10.563%, 1/25/50	800,000	868,472
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.262%, 9/25/47	800,000	851,862
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.149%, 10/25/50	2,476,000	2,825,565
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 10.099%, 1/25/51	1,100,000	1,165,273
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.563%, 3/25/50	2,544,000	2,913,362
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 9.349%, 7/25/42	800,000	853,906
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 9.099%, 2/25/42	1,975,000	2,072,746
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M2, (US 30 Day Average SOFR + 2.50%), 7.849%, 1/25/42	3,097,000	3,165,351
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	234,712
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	387,432
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	1,799,000	1,680,644
Seasoned Credit Risk Transfer Trust FRB Ser. 20-1, Class M, 4.25%, 8/25/59(WAC)	1,120,000	1,050,271
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.213%, 10/25/28	814,400	936,467
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.213%, 10/25/28	338,522	389,564
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.213%, 8/25/28	26,501	29,829
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.713%, 1/25/29	571,752	652,396
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2B, (US 30 Day Average SOFR + 9.61%), 14.963%, 5/25/29	596,248	676,984
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.713%, 4/25/29	1,551,640	1,759,226
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1B2, (US 30 Day Average SOFR + 10.60%), 15.949%, 5/25/42	500,000	582,858
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2B1, (US 30 Day Average SOFR + 6.75%), 12.098%, 9/25/42	500,000	557,855
Connecticut Avenue Securities Trust FRB Ser. 23-R03, Class 2B1, (US 30 Day Average SOFR + 6.35%), 11.699%, 4/25/43	850,000	966,824
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1B1, (US 30 Day Average SOFR + 5.25%), 10.599%, 3/25/42	500,000	540,934
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M2, (US 30 Day Average SOFR + 4.75%), 10.098%, 9/25/42	1,000,000	1,092,664
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.849%, 4/25/42	2,540,000	2,688,876
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.849%, 1/25/42	2,146,000	2,270,261
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.563%, 9/25/31	1,111,668	1,172,998
Connecticut Avenue Securities Trust FRB Ser. 23-R08, Class 1B1, (US 30 Day Average SOFR + 3.55%), 8.899%, 10/25/43	1,500,000	1,561,893
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.349%, 1/25/42	2,727,000	2,804,823
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 7.349%, 11/25/41	3,100,000	3,120,463
GS Mortgage-Backed Securities Trust 144A
FRB Ser. 24-HE1, Class A1, (US 30 Day Average SOFR + 1.60%), 6.949%, 8/25/54	3,750,478	3,757,318
Ser. 24-RPL4, Class A1, stepped-coupon 3.90% (4.90%, 7/1/28), 9/25/61 STP	325,234	313,740
GSAA Home Equity Trust
Ser. 07-2, Class AF4A, 6.483%, 3/25/37	1,171,044	332,961
FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.752%, 5/25/36	74,820	16,615
FRB Ser. 06-1, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.572%, 1/25/36	1,011,474	294,251
FRB Ser. 06-17, Class A1, (CME Term SOFR 1 Month + 0.23%), 5.512%, 11/25/36	8,384,641	1,943,533
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.702%, 5/25/37	297,757	168,075
Home Re, Ltd. 144A FRB Ser. 22-1, Class B1, (US 30 Day Average SOFR + 9.00%), 14.349%, 10/25/34 (Bermuda)	900,000	1,019,485
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69 STP	1,008,399	1,015,468
HTAP 144A FRB Ser. 24-1, Class A, 7.00%, 4/25/37	1,490,851	1,487,146
Imperial Fund Mortgage Trust 144A Ser. 22-NQM4, Class A3, 5.04%, 6/25/67	1,167,054	1,160,554
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 4.156%, 6/25/36(WAC)	21,472	18,699
JPMorgan Mortgage Trust 144A
FRB Ser. 24-HE2, Class A1, (US 30 Day Average SOFR + 1.20%), 6.551%, 10/20/54	1,232,101	1,234,983
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64(WAC)	4,490,928	4,553,848
Lehman XS Trust FRB Ser. 06-17, Class 1A4A, (CME Term SOFR 1 Month + 0.45%), 5.732%, 8/25/46	2,916,409	2,524,549
LHOME Mortgage Trust 144A
Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	1,045,000	1,065,357
Ser. 21-RTL3, Class A1, 3.363%, 9/25/26	75,104	74,819
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (CME Term SOFR 1 Month + 0.61%), 5.892%, 6/25/37	777,065	205,591
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	603,802	610,320
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.024%, 2/26/37	343,103	312,020
Morgan Stanley Residential Mortgage Loan Trust 144A
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.699%, 7/25/54	2,969,513	2,971,845
Ser. 24-NQM2, Class A1, stepped-coupon 6.386% (7.386%, 5/1/28), 5/25/69(STP)	3,677,975	3,727,213
PRET, LLC 144A Ser. 24-RN2, Class A1, 7.125%, 4/25/54	3,977,430	4,016,225
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.801%, 7/25/54	4,262,767	4,265,956
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	995,649	1,008,440
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	3,584,000	3,643,838
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30(STP)	1,023,000	1,036,720
FRB Ser. 24-RTL6, Class A1, 7.439%, 7/25/30	2,979,000	3,022,622
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.752%, 1/25/37	23,545	20,410
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.512%, 8/25/36	143,149	125,197
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	939,337	908,087
Unlock Hea Trust 144A Ser. 23-1, Class A, 7.00%, 10/25/38	702,164	706,458
Verus Securitization Trust 144A FRB Ser. 23-INV3, Class A1, 6.876%, 11/25/68(WAC)	2,091,036	2,129,214
VOLT XCIV, LLC 144A Ser. 21-NPL3, Class A1, stepped-coupon 5.24% (6.239%, 1/25/25), 2/27/51 STP	1,436,732	1,437,222
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.252%, 10/25/45	34,560	33,209

		163,424,777

Total mortgage-backed securities (cost $472,154,966)		$478,876,633

ASSET-BACKED SECURITIES (1.1%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.642%, 10/22/24	$2,010,000	$2,012,145
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.392%, 10/22/24	1,225,000	1,225,164
Station Place Securitization Trust 144A
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.178%, 8/4/25	1,855,000	1,856,150
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.178%, 6/22/25	1,805,000	1,804,942

Total asset-backed securities (cost $6,866,805)		$6,898,401

SHORT-TERM INVESTMENTS (16.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.44%(AFF)	Shares	81,086,569	$81,086,569
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(P)	Shares	5,006,000	5,006,000
U.S. Treasury Bills 5.376%, 9/24/24(SEGSF)		$500,000	498,488
U.S. Treasury Bills 5.339%, 10/24/24(SEG)(SEFSF)		2,308,000	2,291,303
U.S. Treasury Bills 5.153%, 11/19/24(SEG)(SEFSF)		8,400,000	8,310,526

Total short-term investments (cost $97,188,759)			$97,192,886
TOTAL INVESTMENTS

Total investments (cost $1,167,468,654)			$1,175,617,220

FUTURES CONTRACTS OUTSTANDING at 8/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note 2 yr (Short)	3,139	$651,489,644	$651,489,644	Dec-24	$681,879
U.S. Treasury Note 5 yr (Short)	426	46,603,735	46,603,735	Dec-24	164,930
U.S. Treasury Note Ultra 10 yr (Short)	1,320	155,017,500	155,017,500	Dec-24	1,146,998

Unrealized appreciation					1,993,807

Unrealized (depreciation)					—

Total					$1,993,807

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 8/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	$30,052,000	$(1,729,493)	$(122,853)
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	30,052,000	(1,729,493)	23,982
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	10,656,000	(1,273,149)	(246,505)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	10,656,000	(1,215,957)	140,265
Citibank, N.A.
(3.85)/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	102,152,000	(1,584,633)	(1,552,915)
3.85/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	102,152,000	(1,584,633)	1,919,947
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	9,023,700	(451,636)	18,679
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	9,023,700	(469,232)	(208,312)

Unrealized appreciation				2,102,873

Unrealized (depreciation)				(2,130,585)

Total				$(27,712)

TBA SALE COMMITMENTS OUTSTANDING at 8/31/24 (proceeds receivable $111,564,844) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 9/1/54	$1,000,000	9/23/24	$931,439
Uniform Mortgage-Backed Securities, 6.00%, 9/1/54	103,000,000	9/16/24	104,906,778
Uniform Mortgage-Backed Securities, 4.00%, 9/1/54	6,000,000	9/16/24	5,694,112

Total			$111,532,329

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$635,796,000	$9,982,633	(E)	$2,061,810	9/18/26	4.50% — Annually	US SOFR — Annually	$(7,920,824)
		14,347,500	591,203	(E)	591,601	9/18/29	4.30% — Annually	US SOFR — Annually	397
		192,193,000	10,586,567	(E)	8,929,627	9/18/34	4.10% — Annually	US SOFR — Annually	(1,656,940)
		48,956,000	4,641,469	(E)	(3,438,338)	9/18/54	US SOFR — Annually	3.90% — Annually	1,203,133
		3,959,000	234,733	(E)	(109,240)	9/18/34	US SOFR — Annually	4.15% — Annually	125,493
		4,174,000	434,463	(E)	255,778	9/18/54	3.95% — Annually	US SOFR — Annually	(178,685)

	Total				$8,291,238				$(8,427,426)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	B-/P	$34	$2,764	$512	1/17/47	300 bp — Monthly	$(476)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	B-/P	137	832	145	1/17/47	200 bp — Monthly	(8)
	CMBX NA BB.13 Index	B+/P	2,024,057	4,734,000	1,628,023	12/16/72	500 bp — Monthly	400,637
	CMBX NA BB.6 Index	CCC-/P	647,506	1,921,728	503,493	5/11/63	500 bp — Monthly	145,886
	CMBX NA BBB-.13 Index	BBB-/P	72,437	253,000	56,697	12/16/72	300 bp — Monthly	15,886
	CMBX NA BBB-.16 Index	BBB-/P	276,187	1,215,000	180,063	4/17/65	300 bp — Monthly	96,833
	CMBX NA BBB-.7 Index	B-/P	1,722	9,675	1,791	1/17/47	300 bp — Monthly	(63)
	Goldman Sachs International
	CMBX NA BBB-.16 Index	BBB-/P	23,410	114,000	16,895	4/17/65	300 bp — Monthly	6,582
	CMBX NA BBB-.7 Index	B-/P	43,515	164,479	30,445	1/17/47	300 bp — Monthly	13,166
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	23,189	289,000	116,727	5/11/63	500 bp — Monthly	(93,257)
	CMBX NA BB.6 Index	CCC-/P	806,690	808,633	211,862	5/11/63	500 bp — Monthly	595,616
	CMBX NA BBB-.7 Index	B-/P	21,129	41,465	7,675	1/17/47	300 bp — Monthly	13,478
	CMBX NA BBB-.8 Index	B/P	19,336	114,593	12,651	10/17/57	300 bp — Monthly	6,755
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC-/P	22,363	103,208	27,040	5/11/63	500 bp — Monthly	(4,577)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.11 Index	B+/P	2,116	25,000	7,098	11/18/54	500 bp — Monthly	(4,957)
	CMBX NA BB.13 Index	B+/P	830,316	1,841,000	633,120	12/16/72	500 bp — Monthly	198,986
	CMBX NA BBB-.16 Index	BBB-/P	25,914	114,000	16,895	4/17/65	300 bp — Monthly	9,086

Upfront premium received			4,840,058		Unrealized appreciation			1,502,911

Upfront premium (paid)			—		Unrealized (depreciation)			(103,338)

	Total		$4,840,058				Total	$1,399,573
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$832	$145	1/17/47	(200 bp) — Monthly	$122
	CMBX NA BB.10 Index	(203,261)	438,000	176,908	11/17/59	(500 bp) — Monthly	(26,779)
	CMBX NA BB.10 Index	(170,874)	424,000	171,254	11/17/59	(500 bp) — Monthly	(33)
	CMBX NA BB.10 Index	(89,870)	223,000	90,070	11/17/59	(500 bp) — Monthly	(17)
	CMBX NA BB.11 Index	(10,042)	25,000	7,098	11/18/54	(500 bp) — Monthly	(2,968)
	CMBX NA BB.8 Index	(249,406)	541,360	199,978	10/17/57	(500 bp) — Monthly	(49,965)
	CMBX NA BBB-.12 Index	(290,603)	1,024,000	197,120	8/17/61	(300 bp) — Monthly	(94,080)
	CMBX NA BBB-.7 Index	(60,818)	218,384	40,423	1/17/47	(300 bp) — Monthly	(20,523)
	Goldman Sachs International
	CMBX NA BB.10 Index	(376,522)	836,000	337,660	11/17/59	(500 bp) — Monthly	(39,674)
	CMBX NA BBB-.12 Index	(1,229,726)	4,663,000	897,628	8/17/61	(300 bp) — Monthly	(334,818)
	CMBX NA BBB-.13 Index	(66,827)	251,000	56,249	12/16/72	(300 bp) — Monthly	(10,725)
	JPMorgan Securities LLC
	CMBX NA BBB-.8 Index	(10,823)	72,083	7,958	10/17/57	(300 bp) — Monthly	(2,908)
	Merrill Lynch International
	CMBX NA BB.10 Index	(2,674)	47,000	18,983	11/17/59	(500 bp) — Monthly	16,263
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(143,186)	306,395	113,182	10/17/57	(500 bp) — Monthly	(30,308)
	CMBX NA BBB-.12 Index	(340,040)	1,069,000	205,783	8/17/61	(300 bp) — Monthly	(134,881)
	CMBX NA BBB-.13 Index	(636)	2,000	448	12/16/72	(300 bp) — Monthly	(189)
	CMBX NA BBB-.8 Index	(716,780)	3,217,848	355,250	10/17/57	(300 bp) — Monthly	(363,480)

Upfront premium received		—			Unrealized appreciation		16,385

Upfront premium (paid)		(3,962,110)			Unrealized (depreciation)		(1,111,348)

	Total	$(3,962,110)				Total	$(1,094,963)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $602,557,004.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$94,133,636	$130,608,661	$143,655,728	$1,316,381	$81,086,569

	Total Short-term investments	$94,133,636	$130,608,661	$143,655,728	$1,316,381	$81,086,569
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $8,180,733.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,374,485.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $18,182,593 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,225,316 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,374,485 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,898,401	$—
Mortgage-backed securities	—	478,876,633	—
U.S. government and agency mortgage obligations	—	592,537,055	—
U.S. treasury obligations	—	112,245	—
Short-term investments	5,006,000	92,186,886	—

Totals by level	$5,006,000	$1,170,611,220	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,993,807	$—	$—
Forward premium swap option contracts	—	(27,712)	—
TBA sale commitments	—	(111,532,329)	—
Interest rate swap contracts	—	(16,718,664)	—
Credit default contracts	—	(573,338)	—

Totals by level	$1,993,807	$(128,852,043)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$331,800,000
Futures contracts (number of contracts)	5,000
Centrally cleared interest rate swap contracts (notional)	$903,900,000
OTC credit default contracts (notional)	$27,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com